Financial Instruments at Fair Value through Profit or Loss (Additional Information) (Details) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Non-current non-derivative financial assets	$ 1,005	$ 1,036
Taiwania Capital Buffalo Fund VI, L.P. [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current non-derivative financial assets	$ 300		$ 600